DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table provides the fair value of the Company’s derivative instruments designated as cash flow hedges:

	At December 31,
	2022	2021
Derivative Assets:
Foreign currency cash flow hedges, current (1)	$12	$—
Foreign currency cash flow hedges, non-current (2)	8	—
	$20	$—
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(1)Included in Other current assets in the Company’s Consolidated Balance Sheets.
(2)Included in Other non-current assets in the Company’s Consolidated Balance Sheets.

Derivative Instruments, Gain (Loss)
The following table provides the losses (gains) recognized in earnings related to the Company's derivative instruments:

	Year Ended December 31,
	2022	2021	2020
Loss (gain) on cash flow hedges:
Interest rate contracts (1)	$6	$8	$17
Operating cash flow hedges (2)	—	1	2
	$6	$9	$19
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(1)Interest rate contracts relate to swaps entered into, and subsequently settled, associated with the issuance of the 2022 Senior Notes, 2035 Senior Notes, 2039 Senior Notes, and 2042 Senior Notes. The related gains and losses are reclassified from Accumulated Other Comprehensive Income (Loss) and amortized to Interest expense, net over the term of the respective hedged notes. During the years ended December 31, 2021 and December 31, 2020, $1 and $(8), respectively, was reclassified to Other income (loss), net as a result of the redemption and tender offers of the 2022 Senior Notes. Refer to Note 20 for additional information.
(2)Operating cash flow hedges relate to contracts entered into, and subsequently settled, to mitigate the variability of operating costs primarily related to diesel price fluctuations. The amounts are reclassified out of Accumulated other comprehensive income (loss) into earnings as diesel costs are incurred. The gains (losses) recognized in earnings are included in Costs applicable to sales in the Company’s Consolidated Statement of Operations.

Derivatives Not Designated as Hedging Instruments
The Company had the following contingent consideration assets and liabilities at December 31, 2022 and 2021:

	At December 31,
	2022	2021
Contingent Consideration Assets: (1)
Batu Hijau and Elang (2)	$139	$121
Red Lake (3)	39	42
Maverix (4)	4	4
Other	6	4
	$188	$171

Contingent Consideration Liabilities: (5)
Galore Creek	$2	$3
Other	1	2
	$3	$5
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(1)Included in Other non-current assets in the Company’s Consolidated Balance Sheets.
(2)Contingent consideration related to the sale of PT Newmont Nusa Tenggara in 2016. Refer to Note 1 for additional information.
(3)Refer to Note 8 for further information on the contingent consideration asset related to Red Lake.
(4)Refer to Note 15 for further information on the contingent consideration assets related to Maverix.
(5)Included in Other non-current liabilities in the Company’s Consolidated Balance Sheets.